Financial - risk management objectives and policies - Additional information (Details) - $ / £	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial risk management [Line Items]
Decrease in exchange rate basis points	10.00%	10.00%	10.00%
Sociedad Minera Cerro Verde S.A.A. | Credit risk [member]
Disclosure Of Financial risk management [Line Items]
Credit risk collection period	30 days
Sociedad Minera Cerro Verde S.A.A. | Minimum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	4.235	4.178	4.765
10% decrease in copper price	3.465	3.418	3.899
Sociedad Minera Cerro Verde S.A.A. | Maximum
Disclosure Of Financial risk management [Line Items]
10% increase in copper price	4.287	4.179	4.879
10% decrease in copper price	3.507	3.419	3.992